Organization and Principal Activities (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	$ 27,477,319	$ 24,615,627	$ 19,288,520
Total liabilities of VIE	2,996,843	3,839,653	3,404,074
Cash [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	506,987	479,494	543,063
Inventories (current and long-term) [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	10,603,379	8,218,874	8,505,237
Prepaid expenses and other assets [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	1,595	283	2,100
Property and equipment, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	735,639	750,779	752,334
Land use rights and yew forest assets, net [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total assets of VIE	15,034,720	15,166,197	9,485,786
Accounts Payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	900,489	1,360,611	1,810,092
Advance payments from customers [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE			322,151
Accrued expenses and other payables [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	23,163	73,727	44,134
Taxes payable [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	8,142	1,049	7,112
Due to VIE holding companies [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	2,058,426	2,164,107	1,075,225
Due to related parties [Member]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Total liabilities of VIE	$ 6,623	$ 240,159	$ 145,360